SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERM AND DISCOUNT RATE (Details)	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Weighted-average discount rate	8.00%
Yerbae Brands Corp [Member]
Restructuring Cost and Reserve [Line Items]
Weighted-average remaining lease term	1 year 21 days	2 years 21 days
Weighted-average discount rate	8.60%	8.60%